Consolidated Statements of Changes in Deficit - USD ($)	Total	Ordinary shares	Preferred shares	Additional paid-in capital	Statutory reserve	Accumulated deficit	Accumulated other comprehensive loss	Total shareholders’ deficit	Non-controlling interests
Balance at Dec. 31, 2021	$ (3,382,661)	$ 1,106		$ 75,621,294	$ 237,486	$ (72,584,621)	$ (3,464,423)	$ (189,158)	$ (3,193,503)
Balance (in Shares) at Dec. 31, 2021		22,115,592
Net loss	(6,005,314)					(5,898,535)		(5,898,535)	(106,779)
Foreign currency translation adjustment	403,816						201,757	201,757	202,059
Balance at Dec. 31, 2022	(8,984,159)	$ 1,106		75,621,294	237,486	(78,483,156)	(3,262,666)	(5,885,936)	(3,098,223)
Balance (in Shares) at Dec. 31, 2022		22,115,592
Adoption of ASC326	(5,888,082)					(5,888,082)		(5,888,082)
Issuance of preferred shares	731		$ 185	546				731
Issuance of preferred shares (in Shares)			3,700,000
Issuance of ordinary shares upon Initial Public Offering (“IPO”), net of issuance cost	33,107,302	$ 95		33,107,207				33,107,302
Issuance of ordinary shares upon Initial Public Offering (“IPO”), net of issuance cost (in Shares)		1,900,000
Net loss	(27,005,768)					(26,461,807)		(26,461,807)	(543,961)
Foreign currency translation adjustment	303,114						264,104	264,104	39,010
Balance at Dec. 31, 2023	(8,466,862)	$ 1,201	$ 185	108,729,047	237,486	(110,833,045)	(2,998,562)	(4,863,688)	(3,603,174)
Balance (in Shares) at Dec. 31, 2023		24,015,592	3,700,000
Net loss	(14,551,328)					(14,505,464)		(14,505,464)	(45,864)
Conversion of convertible loans	4,475,963	$ 265		4,475,698				4,475,963
Conversion of convertible loans (in Shares)		5,281,142
Pre-delivery ordinary shares for conversion of convertible loans		$ 82		(82)
Pre-delivery ordinary shares for conversion of convertible loans (in Shares)		1,649,983
Pre-delivery ordinary shares for Share Incentive Plan		$ 4		(4)
Pre-delivery ordinary shares for Share Incentive Plan (in Shares)		78,333
Issuance of ordinary shares	980,000	$ 30		979,970				980,000
Issuance of ordinary shares (in Shares)		600,000
Share-based compensation expense	1,560,527	$ 16		1,560,511				1,560,527
Share-based compensation expense (in Shares)		323,988
Foreign currency translation adjustment	233,727						150,248	150,248	83,479
Balance at Dec. 31, 2024	$ (15,767,973)	$ 1,598	$ 185	$ 115,745,140	$ 237,486	$ (125,338,509)	$ (2,848,314)	$ (12,202,414)	$ (3,565,559)
Balance (in Shares) at Dec. 31, 2024		31,949,038	3,700,000